Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2019
Cash Flow Hedging [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2018 and 2019:

March 31, 2018
	Notional	Current	Other	Other
	Amount	Liabilities (Fair value)	Liabilities (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
Foreign currency swap and option contracts	499,602	—	331,314	5,089

March 31, 2019
	Notional	Current	Other	Other
	Amount	Liabilities (Fair value)	Assets (Fair value)	Assets (Fair value)
	(US$)	(INR)	(INR)	(US$)
Foreign currency option contracts	499,602	—	2,220,435	32,106

March 31, 2019
	Notional	Current	Other	Current
	Amount	Liabilities (Fair value)	Assets (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
Fair valuation of swaps and forward	30,781	184,717	—	2,671

Not Designated as Hedging Instrument [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2018 and 2019:

	March 31, 2018			March 31, 2019
		Prepaid Expenses			Prepaid Expenses
	Notional	and Other	Other	Notional	and Other	Other
	Amount	Current Asset (Fair value)	Assets	Amount	Current Asset (Fair value)	Assets
	(US$)	(INR)	(INR)	(US$)	(INR)	(INR)
Foreign currency option contracts	5,852	48,837	—	—	—	—